DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DEBT
Schedule of Maturities of debt obligations
June 30,
(in thousands)	2021
2021	$268
2022	321
2023	15,876
2024	383
2025	421
2026 and thereafter	8,113
Total debt obligations	$25,382

December 31,
(in thousands)	2020
2020	$35
2021	1,122
2022	228
2023	16,050
2024	21
2025 and thereafter	6
Total debt obligations	$17,462

Schedule of Debt
	June 30,	December 31,
(in thousands)	2021	2020
Current portion of long-term debt
Vehicle loans(1)	$186	$170
Note payable(3)	183	1,043
Total short-term debt	369	1,213

Long-term debt, net
Vehicle loans(1)	162	233
Note payable(2)	56	65
Note payable(3)	40	5
Mortgage payable(4)	8,938	-
Convertible debenture(5)	13,646	13,701
Total long-term debt	22,842	14,004
Total Indebtedness	$23,211	$15,217

	December 31,
(in thousands)	2020	2019
Current portion of long-term debt
Vehicle loans(1)	$170	$135
Note payable(3)	1,043	-
Total short-term debt	1,213	135

Long-term debt, net
Vehicle loans(1)	233	233
Note payable(2)	65	138
Note payable(3)	5	-
Convertible debenture(4)	13,701	-
Total long-term debt	14,004	371
Total Indebtedness	$15,217	$506